FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC MAIL PROCESSING RECEIVED JUL 01 2003 SECTION

03026119

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

1252090

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
2003 Private Placement

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Mahanaim Investment Fund 107, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
19135 Peninsula Point Drive, Cornelius, NC 28031	(704) 895-8718
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) same	Telephone Number (Including Area Code) same

Brief Description of Business
Business of purchasing and selling merchandise at wholesale.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

PROCESSED JUL 08 2003 THOMSON FINANCIAL

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	0 3	0 3	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) N C

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

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Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administration in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA (continued)

2. Enter the information requested for the following
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

James P. Kenney, Member and Organizer

Business or Residence Address (Number and Street, City, State, Zip Code)
19135 Peninsula Point Drive, Cornelius, NC 28031

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Mahanaim Investments, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
19135 Peninsula Point Drive, Cornelius, NC 28031

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $2,500

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information for each person who has been or will be paid or given directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... N/A .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering check this box ☐ and indicate in the column below the amounts of securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (membership interests in limited liability company)	$ 2,000,000	$ 1,569,288
Total	$ 2,000,000	$ 1,569,288

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	24	$ 838,180
Non-accredited Investors	35	$ 731,108
Total (for filings under Rule 504 only)		

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	$	$
Regulation A	$	$
Rule 504	$	$
Total	$	$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately)	☐	$

Other Expenses (lenders' expenses and commitment fees)	☐	$
Total	☐	$ 0

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS (continued)

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 2,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal adjusted gross proceeds to the issuer set forth in Part-C-Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $ 2,000,000
Other (specify)________________	☐ $	☐ $
Column Totals	☐ $	☒ $ 2,000,000
Total Payments Listed (column totals added)	☒ $ 2,000,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Mahanaim Investment Fund 107, LLC	[signature]	6-28-03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James P. Kenney	President of Mahanaim Investments, Inc., the Manager of Mahanaim Investment Fund 107, LLC	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Mahanaim Investment Fund 107, LLC	[signature]	6-28-03
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
James P. Kenney	President of Mahanaim Investments, Inc., the Manager of Mahanaim Investment Fund 107, LLC	

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification Under State ULOE (if yes, Attach Explanation of Waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA	X		Membership Units $341,562	4	$195,248	8	$146,314		X
CO									
CT									
DE									
DC									
FL	X		Membership Units $20,000			1	$20,000		X
GA		X	Membership Units $134,545	2	$134,545				X
HI									
ID									
IL									
IN		X	Membership Units $10,000	1	$10,000				X
IA									
KS	X		Membership Units $156,642			5	$156,642		X
KY									
LA									
ME									
MD									
MA									
MI	X		Membership Units $2,500			1	$2,500		X
MN									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification Under State ULOE (if yes, Attach Explanation of Waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Nonaccredited Investors	Amount	Yes	No
MS									
MO	X		Membership Units $98,500	2	$90,000	1	$8,500		X
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC		X	Membership Units $131,985	6	$149,365				X
ND									
OH									
OK	X		Membership Units $15,000			1	$15,000		X
OR	X		Membership Units $127,148	2	$75,000	2	$52,148		X
PA									
RI									
SC									
SD									
TN	X		Membership Units $41,518	1	$25,000	2	$16,518		X
TX	X		Membership Units $35,000	1	$10,000	1	$25,000		X
UT									
VT									
VA									
WA	X		Membership Units $85,000			3	$85,000		X

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS
Mahanaim Investment Fund 107, LLC

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned Mahanaim Investment Fund 107, LLC, a limited liability company organized under the laws of North Carolina, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

James P. Kenney, President of Mahanaim Investments, Inc., the Manager of Mahanaim Investment Fund 107, LLC
(Name)

19135 Peninsula Point Drive, Cornelius, North Carolina 28031
(Address)

Place an "X" before the name of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

___	ALABAMA	Secretary of State	X	FLORIDA	Department of Banking and Finance
___	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	X	GEORGIA	Commissioner of Securities
___	ARIZONA	The Corporation Commission	___	GUAM	Administrator, Department of Finance
___	ARKANSAS	The Securities Commissioner	___	HAWAII	Commissioner of Securities
X	CALIFORNIA	Commissioner of Corporations	___	IDAHO	Director, Department of Finance
___	COLORADO	Securities Commissioner	___	ILLINOIS	Secretary of State
___	CONNECTICUT	Banking Commissioner	X	INDIANA	Secretary of State
___	DELAWARE	Securities Commissioner	___	IOWA	Commissioner of Insurance
___	DISTRICT OF COLUMBIA	Public Service Commission	X	KANSAS	Secretary of State

___	KENTUCKY	Director, Division of Securities	___	OHIO	Secretary of State
___	LOUISIANA	Commissioner of Securities	X	OREGON	Director, Department of Insurance Finance
___	MAINE	Administrator, Securities Division	X	OKLAHOMA	Securities Administrator
___	MARYLAND	Commissioner of the Division of Securities	___	PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
___	MASSACHUSETTS	Secretary of State	___	PUERTO RICO	Commissioner of Financial Institutions
X	MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce	___	RHODE ISLAND	Director of Business Regulation
___	MINNESOTA	Commissioner of Commerce	___	SOUTH CAROLINA	Secretary of State
___	MISSISSIPPI	Secretary of State	___	SOUTH DAKOTA	Director of the Division of Securities
X	MISSOURI	Securities Commissioner	X	TENNESSEE	Commissioner of Commerce and Insurance
___	MONTANA	State Auditor and Commissioner of Insurance	X	TEXAS	Securities Commissioner
___	NEBRASKA	Director of Banking and Finance	___	UTAH	Director, Division of Securities
___	NEVADA	Secretary of State	___	VERMONT	Secretary of State
___	NEW HAMPSHIRE	Secretary of State	___	VIRGINIA	Clerk, State Corporation Commission
___	NEW JERSEY	Chief, Securities Bureau	X	WASHINGTON	Director of the Department of Licensing
___	NEW MEXICO	Director, Securities Division	___	WEST VIRGINIA	Commissioner of Securities
___	NEW YORK	Secretary of State	___	WISCONSIN	Commissioner of Securities
X	NORTH CAROLINA	Secretary of State	___	WYOMING	Secretary of State
___	NORTH DAKOTA	Securities Commissioner			

Dated this 28th day of June, 2003.

(SEAL)

MAHANAIM INVESTMENT FUND 107, LLC

By: James P. Kenney
Title: President of Mahanaim Investments, Inc., the Manager of Mahanaim Investment Fund 107, LLC

~ Doc# 42786.01 ~

LIMITED LIABILITY COMPANY ACKNOWLEDGEMENT

State or Province of North Carolina}

County of Mecklenburg} ss.

On this 28th day of June, 2003, before me, Ronda K. Sifford the undersigned officer, personally appeared James P. Kenney known personally to me to be the President of Mahanaim Investments, Inc., the Manager of the above named limited liability company, and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the limited liability company by himself as an officer of the Manager of the limited liability company.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Ronda K. Sifford

Notary Public/Commissioner of Oaths

(SEAL)

My Commission Expires May 13, 2005